Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	December 31,
	2025	2024
	U.S. dollars in thousands

Cash in banks	76	371

	76	371

Schedule of Cash and Cash Equivalents are Denominated or Linked

The currencies in which the cash and cash equivalents are denominated or linked to are:

	December 31,
	2025	2024
	U.S. dollars in thousands

U.S. dollars	1	343
NIS (not linked to the Israeli CPI)	75	28

	76	371